BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended	12 Months Ended
	Jul. 31, 2013 USD ($)	Apr. 30, 2016 USD ($) $ / shares Property Segment	Apr. 30, 2015 USD ($) Property Unit Redemption Partners Segment shares	Apr. 30, 2014 USD ($) Property State	Apr. 30, 2013 USD ($) Property Unit
BASIS OF PRESENTATION [Abstract]
Interest in operating partnership (in hundredths)			89.90%	83.80%
Percentage of general interest partnership (in hundredths)			100.00%
Redemption basis			1:1
Redemptions by limited partner, maximum | Redemption			2
Number of units to redeem, minimum (in units) | shares			1,000
Period to hold the beneficial interest, minimum			1 year
RECLASSIFICATIONS
Number of reportable segments | Segment			5
REAL ESTATE INVESTMENTS [Abstract]
Number of year after date of acquisition related to adjustment of real estate preliminary allocations of purchase price			1 year
Impairment of retail property			$ 6,105,000	$ 44,426,000	$ 305,000
Impairment of real estate investments			$ 4,663,000	$ 7,700,000
Number of impaired properties | Property			6	15	1
Liabilities held for sale			$ 138,800,000
IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES AND GOODWILL [Abstract]
New intangible assets			416,000	$ 900,000
Addition to intangible liabilities			$ 0	$ 0
Weighted average lives of intangible assets acquired			6 months	8 months 12 days
Goodwill book value			$ 1,718,000	$ 1,100,000
Recognized impairment goodwill			0	0
Goodwill recognized			852,000
Goodwill derecognized			40,000	7,000	$ 14,000
PROPERTY AND EQUIPMENT [Abstract]
Property and equipment cost			3,000,000	3,700,000
Accumulated depreciation			1,464,000	2,041,000
Compensating Balances [Line Items]
Compensating balance			14,300,000
Certificates of deposit			329,000
Decrease in lender holdbacks			10,738,000	3,780,000	1,891,000
Increase in lender holdbacks for improvements			1,204,000	11,045,000	2,466,000
Allowance for Doubtful Accounts Receivable [Roll Forward]
Provision			$ 967,000	$ 434,000	$ 665,000
INCOME TAXES [Abstract]
Minimum dividend distribution percentage (in hundredths)			90.00%
Dividend distribution percentage (in hundredths)			90.00%	90.00%	90.00%
Distribution of federal income tax (in hundredths)				25.74%	28.41%
Distribution of capital gain (in hundredths)				23.09%	3.09%
Distribution made as return of capital (in hundredths)				51.17%	68.50%
Other Liabilities [Line Items]
Proceeds from sale of property	$ 7,900,000
Contract for deed	29,000,000
Sale lease-back recorded in other liabilities	7,900,000
Unusual or Infrequent Item [Line Items]
Number of 32-unit buildings | Unit					2
Number of units in building | Unit					32
Number of buildings destroyed | Property					1
Total gain on involuntary conversion			$ 0	$ 2,480,000	$ 5,084,000
Insurance proceeds received for reimbursement for business interruption (loss of rents)					409,000
Number of 15-unit buildings | Unit			1
Number of 57-unit buildings | Unit			1
Insurance proceeds received for flood clean up costs and redevelopment			$ 6,000,000
Subsequent Event [Member]
RECLASSIFICATIONS
Number of reportable segments | Segment		3
Discontinued Operations, Held-for-sale [Member]
REAL ESTATE INVESTMENTS [Abstract]
Impairment of real estate investments				36,700,000
Buildings and Improvements [Member] | Minimum [Member]
REAL ESTATE INVESTMENTS [Abstract]
Estimated useful life of assets (in years)			20 years
Buildings and Improvements [Member] | Maximum [Member]
REAL ESTATE INVESTMENTS [Abstract]
Estimated useful life of assets (in years)			40 years
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
REAL ESTATE INVESTMENTS [Abstract]
Estimated useful life of assets (in years)			5 years
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
REAL ESTATE INVESTMENTS [Abstract]
Estimated useful life of assets (in years)			12 years
Renovations and Improvements [Member] | Minimum [Member]
REAL ESTATE INVESTMENTS [Abstract]
Estimated useful life of assets (in years)			5 years
Renovations and Improvements [Member] | Maximum [Member]
REAL ESTATE INVESTMENTS [Abstract]
Estimated useful life of assets (in years)			10 years
Kalispell, Montana, Retail Property [Member]
REAL ESTATE INVESTMENTS [Abstract]
Impairment of retail property			$ 2,100,000
Number of impaired properties | Property			1
Golden Valley, Minnesota, Office Property [Member]
REAL ESTATE INVESTMENTS [Abstract]
Impairment of retail property			$ 183,000	$ 2,100,000
Number of impaired properties | Property			1	1
Minneapolis, Minnesota, Office Property [Member]
REAL ESTATE INVESTMENTS [Abstract]
Impairment of retail property			$ 1,800,000
Number of impaired properties | Property			1
Boise, Idaho, Office Property [Member]
REAL ESTATE INVESTMENTS [Abstract]
Impairment of retail property			$ 1,400,000
Number of impaired properties | Property			1
Eagan, Minnesota, Unimproved Land [Member]
REAL ESTATE INVESTMENTS [Abstract]
Impairment of retail property			$ 98,000		$ 305,000
Number of impaired properties | Property			1		1
Weston, Wisconsin, Unimproved Land [Member]
REAL ESTATE INVESTMENTS [Abstract]
Impairment of retail property			$ 442,000
Number of impaired properties | Property			1
St. Louis Park, Minnesota, Industrial Property [Member]
REAL ESTATE INVESTMENTS [Abstract]
Impairment of retail property				$ 864,000
Number of impaired properties | Property				1
Bloomington, Minnesota, Office Property [Member]
REAL ESTATE INVESTMENTS [Abstract]
Impairment of retail property				$ 329,000
Number of impaired properties | Property				1
Anoka, Minnesota, Retail Property [Member]
REAL ESTATE INVESTMENTS [Abstract]
Impairment of retail property				$ 265,000
Number of impaired properties | Property				1
Clive, Iowa, Industrial Property [Member]
REAL ESTATE INVESTMENTS [Abstract]
Impairment of retail property				$ 402,000
Number of impaired properties | Property				1
Roseville, Minnesota, Industrial Property [Member]
REAL ESTATE INVESTMENTS [Abstract]
Impairment of retail property				$ 4,800,000
Number of impaired properties | Property				1
Edina, Minnesota, Office Property [Member]
REAL ESTATE INVESTMENTS [Abstract]
Impairment of retail property				$ 835,000
Number of impaired properties | Property				1
Various states, Office Property [Member]
REAL ESTATE INVESTMENTS [Abstract]
Impairment of retail property				$ 34,900,000
Number of impaired properties | Property				8
Number of states in which impaired properties are located | State				4
Number of properties in portfolio | Property				9
Various states, Office Property [Member] | Loans Payable [Member] | CMBS Loan [Member]
REAL ESTATE INVESTMENTS [Abstract]
Non-recourse loan			$ 122,600,000
Residential Property [Member]
IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES AND GOODWILL [Abstract]
Number of real estate properties disposed | Property			1
Commercial Property [Member]
IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES AND GOODWILL [Abstract]
Number of real estate properties disposed | Property			2
Commercial Healthcare [Member] | Discontinued Operations, Held-for-sale [Member] | Subsequent Event [Member]
RECLASSIFICATIONS
Number of properties | Property		1
REAL ESTATE INVESTMENTS [Abstract]
Number of real estate properties classified as held for sale | $ / shares		1
Retail Property [Member] | Discontinued Operations, Held-for-sale [Member] | Subsequent Event [Member]
RECLASSIFICATIONS
Number of properties | Property		17
REAL ESTATE INVESTMENTS [Abstract]
Number of real estate properties classified as held for sale | $ / shares		17
Office Property [Member]
REAL ESTATE INVESTMENTS [Abstract]
Number of real estate properties classified as held for sale | Property			1	1
Office Property [Member] | Discontinued Operations, Held-for-sale [Member] | Subsequent Event [Member]
RECLASSIFICATIONS
Number of properties | Property		48
REAL ESTATE INVESTMENTS [Abstract]
Number of real estate properties classified as held for sale | $ / shares		48
Medical Property [Member]
REAL ESTATE INVESTMENTS [Abstract]
Number of real estate properties classified as held for sale | Property			1
Assets held for sale			$ 22,900,000
Medical Property [Member] | Various states, Office Property [Member] | Loans Payable [Member] | CMBS Loan [Member]
REAL ESTATE INVESTMENTS [Abstract]
Maturity date				Oct. 06, 2016
Allowance for Doubtful Accounts [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of year	$ 1,393,000	$ 1,156,000	1,044,000	$ 1,393,000	$ 1,363,000
Provision			967,000	434,000	665,000
Write-off			(855,000)	(783,000)	(635,000)
Balance at close of year			1,156,000	1,044,000	1,393,000
Flood [Member]
Unusual or Infrequent Item [Line Items]
Proceeds from final settlement			8,500,000
Total gain on involuntary conversion				0	2,821,000
2012 Fire [Member]
Unusual or Infrequent Item [Line Items]
Proceeds from final settlement			5,100,000
Total gain on involuntary conversion				2,480,000	$ 2,263,000
2013 Fire [Member]
Unusual or Infrequent Item [Line Items]
Insurance proceeds received for flood clean up costs and redevelopment				1,000,000
2013 Fire [Member] | Building One [Member]
Unusual or Infrequent Item [Line Items]
Number of units in building | Unit					15
2013 Fire [Member] | Building Two [Member]
Unusual or Infrequent Item [Line Items]
Number of units in building | Unit					57
IRET - Minot Apartments, LLC [Member]
Variable Interest Entity [Line Items]
Total estimated cost for joint venture			$ 52,200,000
Percentage of ownership in VIE (in hundredths)			52.90%
IRET - Minot Apartments, LLC [Member] | Third Party Debt [Member]
Variable Interest Entity [Line Items]
Percentage of project financed (in hundredths)			69.00%
IRET - Minot Apartments, LLC [Member] | Debt from IRET [Member]
Variable Interest Entity [Line Items]
Percentage of project financed (in hundredths)			7.00%
IRET - Minot Apartments, LLC [Member] | Real Estate Development Company [Member]
Variable Interest Entity [Line Items]
Percentage of ownership in VIE (in hundredths)			47.10%
IRET - 71 France, LLC [Member]
Variable Interest Entity [Line Items]
Total estimated cost for joint venture			$ 73,300,000
Number of other partners in joint venture | Partners			2
Percentage of ownership in VIE (in hundredths)			52.60%
Threshold in-service period of project			24 months
IRET - 71 France, LLC [Member] | Third Party Debt [Member]
Variable Interest Entity [Line Items]
Percentage of project financed (in hundredths)			69.00%
IRET - 71 France, LLC [Member] | Debt from IRET [Member]
Variable Interest Entity [Line Items]
Percentage of project financed (in hundredths)			7.00%
IRET - 71 France, LLC [Member] | Real Estate Development Company [Member]
Variable Interest Entity [Line Items]
Percentage of ownership in VIE (in hundredths)			47.40%
Discontinued Operations [Member]
REAL ESTATE INVESTMENTS [Abstract]
Impairment of real estate investments			$ 1,442,000	$ 36,726,000	$ 305,000
Dacotah Bank, Minot, North Dakota [Member]
Compensating Balances [Line Items]
Compensating balance			$ 350,000
Remaining terms of certificates of deposit			2 years
United Community Bank, Minot, North Dakota [Member]
Compensating Balances [Line Items]
Compensating balance			$ 275,000
Remaining terms of certificates of deposit			6 months
First International Bank, Watford City, North Dakota [Member]
Compensating Balances [Line Items]
Compensating balance			$ 6,100,000
First International Bank, Watford City, North Dakota [Member] | Discontinued Operations, Held-for-sale [Member]
Compensating Balances [Line Items]
Compensating balance			1,400,000
Peoples State Bank of Velva, North Dakota [Member]
Compensating Balances [Line Items]
Compensating balance			225,000
Associated Bank, Green Bay, Wisconsin [Member]
Compensating Balances [Line Items]
Compensating balance			3,600,000
American National Bank, Omaha, Nebraska [Member]
Compensating Balances [Line Items]
Compensating balance			400,000
Private Bank [Member]
Compensating Balances [Line Items]
Compensating balance			2,000,000
Commerce Bank [Member]
Compensating Balances [Line Items]
Compensating balance			100,000
Bremer Bank [Member]
Compensating Balances [Line Items]
Compensating balance			1,300,000
Financing Liability [Member]
Other Liabilities [Line Items]
Financing liability balance			$ 7,900,000